Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of Temporary Equity	As disclosed in the Note 12, Series E Preferred Shares were converted to the Company’s Class A ordinary shares upon the completion of the Company’s IPO.

Series E Preferred Shares
US$
Balance as of January 1, 2020	—
Issuance for cash	25,000
Issuance costs	—
Accretion of Preferred Shares	152

Balance as of December 31, 2020	25,152
Accretion of Preferred Shares	1,500

Balance as of December 31, 2021	26,652

Accretion of Preferred Shares	941
Conversion to Class A ordinary shares	(27,593)

Balance as of December 31, 2022	—